May 30, 2006


Securities and Exchange Commission
450 F Street NE
Washington, D.C.  20549


     Re:  Van Kampen Focus Portfolios, Series 329
          File No. 333-81228    CIK #1123100


Ladies/Gentlemen:

     In accordance with the provisions of Rule 497(j) of Regulation C under the Securities Act of 1933 (the "Securities Act") this letter serves to certify that the most recent Post-Effective amendment to the subject Registration Statement on Form S-6 for the above captioned Trust does not differ from that which would have been filed pursuant to Rule 497(b) of the Securities Act. The most recent Post-Effective amendment to the Registration Statement was filed electronically with the commission on May 24, 2006.

                                                               Very truly yours,


                                                           Van Kampen Funds Inc.